DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY) (Details) - USD ($)			4 Months Ended	9 Months Ended
	Nov. 25, 2020	Nov. 23, 2020	Dec. 31, 2020	Sep. 30, 2021
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering			$ 169,050,000
Transaction costs	$ 10,050,665
Underwriting fees	3,450,000
Deferred underwriting fees	6,037,500		6,037,500	$ 6,037,500
Other offering costs	563,165
Net proceeds deposited in trust account	$ 22,837,500	$ 175,087,500	$ 175,087,501
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)		$ 10.15
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)			$ 10.15	$ 10.15
Amount of interest to pay dissolution expenses			$ 100,000	$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Warrants issued (in shares)	728,925	6,859,505
Gross proceeds from issuance of warrants	$ 787,500	$ 7,250,000
Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share Price (in dollars per share)	$ 1.00	$ 1.00
Warrants issued (in shares)	450,000	5,000,000
Gross proceeds from issuance of warrants		$ 5,000,000
Private Placement Warrant [Member] | Jefferies LLC [Member]
Proceeds from Issuance of Equity [Abstract]
Share Price (in dollars per share)	$ 1.21	$ 1.21
Warrants issued (in shares)	278,925	1,859,505
Gross proceeds from issuance of warrants		$ 2,250,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering			175,087,500	175,087,500
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		15,000,000
Share Price (in dollars per share)		$ 10.00
Gross proceeds from initial public offering		$ 150,000,000
Redemption price (in dollars per share)		$ 10.15
Initial Public Offering [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from issuance of warrants			$ 2,587,500	$ 2,587,500
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	2,250,000
Share Price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 22,500,000